Share-based Compensation - 2015 Plan (Details)						12 Months Ended
	Apr. 03, 2018 EquityInstruments	Apr. 02, 2018 USD ($) EquityInstruments	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
RCUs
Share-based Compensation
Vested during the period	16,999					16,999
Number of awards granted		24,608	26,097	24,925	16,999	24,608	26,097
Fair value at grant date | $		$ 23.40	$ 23.85	$ 16.45	$ 24.12
Vesting period after grant date						3 years
PCUs
Share-based Compensation
Vested during the period	16,999					16,999
Number of awards granted		24,608	26,097	24,925	16,999	24,608	26,097
Fair value at grant date | $		$ 23.40	$ 23.85	$ 16.45	$ 24.12
Vesting period after grant date						3 years
PCUs | Above 75th percentile of peer group
Share-based Compensation
Vesting percentage of awards						100.00%
PCUs | Between 50th and 75th percentile of peer group
Share-based Compensation
Vesting percentage of awards						50.00%
PCUs | Below the 50th percentile of peer group
Share-based Compensation
Vesting percentage of awards						0.00%